RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income	¥ 9,684	$ 1,385	¥ 13,982	¥ 10,832
Interest expense to:	152,326	21,782	193,199	165,669
Revenues	460,513	65,852	383,956	537,402
Related party
RELATED PARTY TRANSACTIONS
Loan to:	25,874	3,700	36,707	200
Interest income	7,158	1,024	7,359	6,813
Loan from:	547,245	78,255	300,543	22,150
Interest expense to:	8,445	1,208	18,988	14,308
Repayment to:	512,848	73,336	335,359	61,777
Revenues	6,777	969	940	0
Repayment from:	25,874	3,700	0	0
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Loan to:	0	0	2,400	200
Interest income	7,158	1,024	7,359	6,813
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Interest expense to:	97	14	249	423
Repayment to:	3,497	500	0	19,710
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Loan from:	48,245	6,899	78,353	4,400
Interest expense to:	6,948	994	18,387	13,683
Repayment to:	11,768	1,683	252,499	32,127
Related party | Morgancreek investment Holdings Limited
RELATED PARTY TRANSACTIONS
Loan to:	25,874	3,700	34,307	0
Loan from:	0	0	0	17,750
Interest expense to:	0	0	0	202
Repayment from:	25,874	3,700	0	0
Related party | Daketala International Investment Holdings Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	0	0	2,190	0
Interest expense to:	0	0	30	0
Repayment to:	2,128	304	8,231	9,940
Related party | Shanghai Huifu Technology Development Co., Ltd
RELATED PARTY TRANSACTIONS
Loan from:	479,000	68,496	150,000	0
Interest expense to:	623	89	0	0
Repayment to:	474,679	67,878	34,307	0
Related party | Shijiazhuang Edison Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	20,000	2,860	40,000	0
Interest expense to:	776	111	322	0
Repayment to:	20,776	2,971	40,322	0
Revenues	5,795	829	0	0
Related party | Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Loan from:	0	0	30,000	0
Related party | Shanghai Changshengshu Management Co. Ltd.
RELATED PARTY TRANSACTIONS
Revenues	¥ 981	$ 140	¥ 940	¥ 0